S000009909 [Member] Investment Objectives and Goals - AMG River Road Large Cap Value Select Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG River Road Large Cap Value Select Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	AMG River Road Large Cap Value Select Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.